Shareholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Shareholders' Equity [Abstract]
Schedule of Warrants Activity	A summary of warrants activity for the six months ended June 30, 2023 is as follows:
	Number of warrants	Weighted average life	Expiration dates
Balance of warrants outstanding as of December 31, 2021	6,023,700	2.1 years	February 4, 2024
Balance of warrants outstanding as of December 31, 2022	6,023,700	1.1 years	February 4, 2024
Balance of warrants outstanding as of June 30, 2023	6,023,700	0.6 years	February 4, 2024
Balance of warrants exercisable as of June 30, 2023	6,023,700	0.6 years	February 4, 2024
A summary of warrants activity for the year ended December 31, 2020, 2021 and 2022 is as follows:
	Number of warrants	Weighted average life	Expiration dates
Public warrants assumed from Wealthbridge’s initial Public Offering on February 5, 2019	5,750,000	-	-
Private warrants assumed from Wealthbridge’s private placement on February 5, 2019	270,000	-	-
Balance of warrants outstanding as of December 31, 2020	6,020,000	3.1 years	February 4, 2024
Additional warrants upon exercise of UPO	100,000	-	-
Exercised	(96,300)	-	-
Balance of warrants outstanding as of December 31, 2021	6,023,700	2.1 years	February 4, 2024
Balance of warrants outstanding as of December 31, 2022	6,023,700	1.1 years	February 4, 2024
Balance of warrants exercisable as of December 31, 2022	6,023,700	1.1 years	February 4, 2024